SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Compass Digital Acquisition Corp [Member] - USD ($)		Sep. 30, 2025		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		$ 241,603		$ 241,603	$ 98,574	$ 48,321		$ 294,756	$ 289,441	$ 444,550	$ 238,704
Public Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		354,008		$ 354,008	$ 144,435	70,802		$ 431,890	$ 424,102	$ 651,375	349,760
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Polar Capital Investment Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable						227,273					90,909
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Polar Capital Investment Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		227,273				227,273
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		241,603	[1]			48,321	[1]				238,704	[2]
Fair Value, Recurring [Member] | Public Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable		354,008	[1]			70,802	[1]				349,760	[2]
Fair Value, Recurring [Member] | Non Redemption Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable						4,028,008
Fair Value, Recurring [Member] | Non Redemption Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Polar Capital Investment Payable	[1]	$ 6,025,173				$ 4,028,008

[1]	Measured at fair value on a recurring basis.
[2]	Measured at fair value on a recurring basis.